Lease Liability (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Activity related to lease liability [Abstract]
Balance at December 31, 2011	$ 1,682
Charges utilized	(596)
Additional charges to operations	130
Balance at September 30, 2012	1,216
Less current portion	(646)	(739)
Lease liability	570	943
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828
Charges utilized	(178)
Additional charges to operations	67
Balance at September 30, 2012	717
Less current portion	(231)
Lease liability	486
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854
Charges utilized	(418)
Additional charges to operations	63
Balance at September 30, 2012	499
Less current portion	(415)
Lease liability	$ 84